Debt - Schedule of Payments Due Under the Term Loans (Details)	Dec. 31, 2025 USD ($)
Schedule of Payments Due Under the Term Loans [Abstract]
Payable in the year ending December 31, 2026	$ 5,855,000
Term Loan payable	5,855,000
Less: Current portion of Term Loan payable	(5,855,000)
Total long-term portion of Term Loan payable